CONCENTRATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenues from sales of goods	$ 116	$ 299	$ 224
Customer A [Member]
Disclosure of major customers [line items]
Revenues from sales of goods	23	34	62
Customer C [Member]
Disclosure of major customers [line items]
Revenues from sales of goods	$ 36	$ 126	$ 90